Long-Term Debt (Details Textual 1) (USD $)		12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Community Health System [Member]	Dec. 31, 2011 Interest rate swaps [Member] Agreement	Dec. 31, 2011 Letter of Credit [Member]	Dec. 31, 2010 Letter of Credit [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] Community Health System [Member]	Dec. 31, 2011 Line of Credit [Member]	Dec. 31, 2011 Line of Credit [Member] Community Health System [Member]
Additional Long-Term Debt (Textual) [Abstract]
Revolving credit facility						$ 750,000,000
Maturity period of revolving credit facility						6 years
Debt instrument unused borrowing capacity amount								750,000,000
Amount of borrowing capacity from receivable transactions including securitizations								300,000,000
Weighted-average interest rate under the Credit Facility, excluding swaps								3.50%
Letters of Credit outstanding				37,700,000	81,900,000		37,700,000
Line of Credit Facility, Amount Outstanding	30,000,000
Extended period of amendment for existing Credit Facility		2 years 6 months
Maturity date of existing term loans under Credit Facility						Jan. 25, 2017
Amount related to separate interest swap agreements with aggregate notional amount			$ 4,900,000,000
Number of separate interest rate swap agreement			34